THE CUTLER TRUST

July 27, 2012

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       The Cutler Trust (the "Registrant")
File Nos. 811-07242; 33-52850
Registration Statement on form N-14

Ladies and Gentlemen:

Enclosed  for  filing  on  behalf  of the  Registrant  named  above is its Registration Statement on Form N-14.

The filing relates to the proposed reorganization of The Elite Growth & Income Fund (the "Growth & Income Fund"), a series of The Elite Group, into the  Cutler Equity Fund (the "Equity  Fund"), a series of the Registrant.  The proposed  transaction is structured to qualify as a tax-free reorganization in which the Registrant would issue shares of the Equity Fund to the shareholders of the Growth & Income Fund in exchange for the Growth & Income Fund's assets at relative net asset value.

By virtue of the transaction, shareholders of the Growth & Income Fund would become shareholders of the Equity Fund and would hold shares of the Equity Fund of a value equal to the net asset value of the shares of the Growth & Income Fund held by them immediately prior to the transaction.

Please  contact  Tina  Bloom at  513/587-3418  if you  have any  questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary